Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The Group’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates.

Principle of consolidation

(b) Principle of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the WOFEs and consolidated VIEs, for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Consolidated VIEs are entities in which the WOFEs through their respective contractual arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entities, and therefore the Company is the primary beneficiary of these entities.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Details of the typical structure of the Company’s significant VIEs are set forth below:

i) VIE Agreements that give the Company effective control of VIEs

Business Operation Agreement

Pursuant to the relevant business operation agreements, the shareholders of the VIEs agree that to the extent permitted by law, they will accept and unconditionally execute the WOFEs’ instructions on business operations, such as appointment of directors and executive officers. They further agree that, without the WOFEs’ prior written consent, the VIEs will not take any action that may have material adverse effects on their assets, businesses, human resources, rights, obligations, or business operations. The shareholders of the VIEs agree to transfer any dividends or other similar income or interests they receive as the shareholders of the VIEs, if any, immediately and unconditionally to the WOFEs. This agreement also requires each of the shareholders of the VIEs to issue an irrevocable power of attorney authorizing the WOFEs or any person(s) designated by the WOFEs to execute shareholders’ rights on behalf of such shareholder. Unless the WOFEs terminate this agreements in advance, the agreement will remain effective until the VIEs are dissolved pursuant to PRC law.

Power of Attorney

Pursuant to each power of attorney, each shareholder of the VIEs have irrevocably appointed the WOFEs or any persons designated by the WOFEs to act as such shareholder’s attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the shares held by Nominee Shareholder. The power of attorney will remain in force for ten years unless early terminated by the WOFEs. The term of the power of attorney can be extended at the WOFEs’ option until the VIEs are dissolved in accordance with PRC law and regulation.

Exclusive Option Agreement

Pursuant to the exclusive option agreements, the Nominee Shareholders of the VIEs granted the WOFEs or any third party designated by the WOFEs the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted by PRC law and regulations, all or part of its respective equity interests in the VIEs for a purchase price equal to the registered capital. The Nominee Shareholders will then return the purchase price to the WOFEs or any third party designated by the WOFEs after the option is exercised. The WOFEs may transfer all or part of its option to a third party at its own option. The VIEs and the Nominee Shareholders agree that without prior written consent of the WOFEs, they may not transfer or otherwise dispose the equity interests or declare any dividend. The exclusive option agreement will remain effective until the WOFEs or any third party designated by the WOFEs acquire all equity interest of the VIEs.

Equity Pledge Agreement

Pursuant to relevant equity pledge agreements, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to the WOFEs to guarantee his or her obligations under the business operation agreement, the power of attorney, exclusive option agreement and the exclusive technology consulting and service agreement. In the event that the VIEs breach any obligations under these agreements, the WOFEs as the pledgee, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity. The Nominee Shareholders may not dispose of the equity interests or create or permit any pledges which may have an adverse effect on the rights or benefits of the WOFEs without the prior written consent of the WOFEs. The relevant share pledge agreements will remain effective until the VIEs and its Nominee Shareholders discharge all of their obligations under the VIE Agreements and the pledgee consents such discharge in writing.

ii) VIE Agreement that enables the Company to receive substantially all of the economic benefits from the VIEs

Exclusive technology consulting and service agreement

Pursuant to the exclusive technology consulting and service agreements, WOFEs have the exclusive right to provide the VIEs and their subsidiaries (as designated in the agreement) with technical support, consulting services and other services. The WOFEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs and their designated subsidiaries may not accept any services covered by this agreement provided by any third party. The VIEs and their designated subsidiaries agree to pay service fees equal to 100% of the net profit generated or otherwise determined by the WOFEs. Except by mutual agreement upon early termination by parties in writing, the exclusive business cooperation agreement will remain effective until the VIEs and their designated subsidiaries are dissolved in accordance with PRC law and regulation.

Based on these contractual agreements, the Company believes that the VIEs as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company, through the WOFEs, is the primary beneficiary of these VIEs, the Company believes that these VIEs should be consolidated based on the structure as described above.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	377,470	752,102
Restricted cash	2,347,799	3,341,985
Short-term investments	1,623,656	1,574,090
Account receivable	3,287	800,334
Quality assurance receivable	1,152,769	2,064,366
Property, equipment and software, net	83,802	104,802
Financial guarantee derivative assets	—	56,287
Investments	290,168	1,147,569
Deferred tax assets	127,542	88,446
Contract assets	—	112,103
Prepaid expenses and other assets	141,321	167,817

Total assets	6,147,814	10,209,901

Payable to platform customers	1,113,966	905,034
Quality assurance payable	2,062,844	3,819,379
Deferred revenue	256,240	—
Payroll and welfare payable	130,533	129,809
Taxes payable	140,064	208,585
Provision for payment to investor reserve fund investor	107,660	—
Financial guarantee derivative liabilities	215,770	—
Contract liabilities	—	158,061
Deferred tax liabilities	—	78,268
Due to related parties	700,137	1,609,126
Accrued expenses and other liabilities	194,780	190,406

Total liabilities	4,921,994	7,098,668

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	1,216,971	3,900,454	4,250,978
Net profit	314,300	730,855	1,604,530

Net cash provided by operating activities	1,164,122	3,233,966	1,356,887
Net cash used in investing activities	(712,429)	(1,642,454)	(1,031,968)
Net cash provided by (used in) financing activities	379,835	(31,250)	1,043,899

Net increase in cash, cash equivalents and restricted cash	831,528	1,560,262	1,368,818
Cash, cash equivalents and restricted cash at beginning of year	333,479	1,165,007	2,725,269

Cash, cash equivalents and restricted cash at end of year	1,165,007	2,725,269	4,094,087

Under the VIE Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability company under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by the VIEs and their subsidiaries, the Company has provided and will continue to provide financial support to the VIEs.

Business combinations and noncontrolling interests

(c) Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to noncontrolling interests on the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as noncontrolling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates

(d) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Financial statements amounts that reflect significant accounting estimates and assumptions include revenue recognition, fair value of guarantee and quality assurance fund liabilities, valuation allowance for deferred tax assets, allowance for doubtful accounts, allowance for loan losses, determination of uncertain tax positions, accounting for convertible redeemable preferred shares, and valuation of share-based awards. Such accounting estimates are impacted significantly by judgements and assumptions used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates. Changes in estimates are recorded in the period they are identified.

Foreign currency and foreign currency translation

(e) Foreign currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The US$ is the functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive income (loss).

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statements. The exchange rates used for translation on December 31, 2017 and 2018 were US$1.00= RMB6.5342 and RMB6.8632, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation

(f) Convenience translation

Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive income (loss) and consolidated statement of cash flows from RMB into US$ as of and for year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Certain risks and concentration

(g) Certain risks and concentration

As of December 31, 2017 and 2018, substantially all of the Group’s cash, term deposit and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2016, 2017 and 2018. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2017 and 2018.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

Restricted cash

(i) Restricted cash

Restricted cash represents:

(i)

Cash in quality assurance is cash managed by the Group through designated bank accounts and cash managed by China United SME Guarantee Corporation (“Sino Guarantee”) under the new quality assurance program. There is no other use of these funds except for making payments to investors for default loans that are subject to quality assurance protection. As of December 31, 2017 and 2018, the restricted cash related to quality assurance amounted to RMB1,058,617 and RMB2,414,449, respectively.

(ii)

Cash in investor reserve funds is cash managed by the Group through a designated bank account or third party payment company account. There is no other use of these funds except for payments to protect relevant investors from potential losses resulting from delinquent loans and or underperformance of the investment programs. As of December 31, 2017 and 2018, the restricted cash related to investor reserve funds amounted to RMB175,215 and RMB17,971, respectively.

(iii)

Cash received from investors and borrowers that has not yet been disbursed, due to a settlement time lag. As of December 31, 2017 and 2018, the restricted cash related to cash not yet disbursed amounted to RMB1,113,966 and RMB905,034, respectively.

(iv)

Cash received via consolidated trusts that has not yet been distributed. As of December 31, 2017 and 2018, the restricted cash related to cash not yet distributed amounted to RMB44,775 and RMB303,667, respectively.

(v)

Cash held as collateral for short-term borrowings of a subsidiary of the Group. As of December 31, 2017 and 2018, the restricted cash held as collateral amounted to RMB nil and RMB26,000, respectively.

(vi)

Cash held in escrow accounts that is jointly managed by the Company and institutional funding partners. As of December 31, 2017 and 2018, the restricted cash managed by the Company and institutional funding partners amounted to RMB nil and RMB10,436, respectively.

Short-term Investments

(j) Short-term Investments

Short-term investments mainly consist of investments in wealth management products and investments in time deposits placed with banks with original maturities between three months and one year. The wealth management products are certain deposits with variable interest rates or principal not guaranteed with certain financial institutions.

Realized and unrealized gain related to the short-term investments is recorded as other income in the consolidated statements of comprehensive income. RMB21,264, RMB35,516 and RMB96,061 was recognized for the year ended December 31, 2016, 2017 and 2018, respectively.

Accounts receivable, contract assets and allowance for doubtful accounts

(k) Accounts receivable, contract assets and allowance for doubtful accounts

Accounts receivable is related to the facilitation and post-facilitation service in relation to loans facilitated by the Group. Contract assets represent the Group’s right to consideration in exchange for facilitation services that the Company has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.

Accounts receivable and contract assets is stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts based on estimates, historical default experience and other factors surrounding the credit risk of borrowers. The Group evaluates and adjusts its allowance for accounts receivable and contract assets on a quarterly basis or more often as necessary. Accounts receivable and contract assets is written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Investments

(l) Investments

Prior to January 1, 2018, the Group’s investments include equity method investments, cost method investments and available-for-sale investments.

The Group applies equity method in accounting for its investments in entities in which the Group has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance common stock. Unrealized gains on transactions between the Group and an affiliated entity are eliminated to the extent of the Group’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The Group accounts for private equity funds using the equity method of accounting unless the Group’s interest is so minor that the Group may have virtually no influence over partnership operating and financial policies.

For equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock, the cost method of accounting is used. Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

The Group has classified its investments in debt securities and equity securities with readily determinable fair value as available-for-sale securities. These securities are recognized based on trade date and carried at estimated fair value with the aggregate unrealized gains and losses related to these investments, net of taxes, reported through other comprehensive income. Realized gains or losses are charged to earnings during the period in which the gains or losses are realized. Gain or losses are realized when such investments are sold or when dividends are declared or payments are received or when other than temporarily impaired.

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

On January 1, 2018, the Group adopted ASU 2016-01 using a modified retrospective approach. No material adjustment was made to the financial position upon the initial adoption. As of December 31, 2018, the Group’s investment includes equity method investments and non-marketable equity investments.

Non-marketable equity investments are investments in privately held companies without readily determinable market values. They’re measured at cost minus impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or a similar investment of the same issuer. The changes in the fair value of non-marketable equity investments are recognized in the consolidated statement of comprehensive income. As of December 31, 2018, no material adjustments were made to the carrying amount because of observable price changes and impairment charges.

The table below sets forth the investments the Group holds as of December 31, 2017 and 2018 respectively.

	As of December 31,
	2017	2018
Equity method investments	6,000	81,000
Cost method investments	2,857	—
Available-for-sale securities	3,377	—
Non-marketable equity investments	—	86,501

	12,234	167,501

Equity method investments

For the years ended December 31, 2017 and 2018, the Company completed the following investments which were accounted for as equity method investments:

In October 2018, the Company made some investments in two third party private equity with the cash consideration of RMB50,000 and RMB20,000 respectively. The Company accounted for these investments under equity methods. As of December 31, 2018, the carrying value of these investments were RMB70,000 as the earnings of these two private funds were immaterial after the Group made its investments.

As of December 31, 2017 and 2018, the carrying value of the rest of equity investments were RMB6,000 and RMB11,000.

Equity securities without readily determinable fair values

For the years ended December 31, 2018, the Company completed the following major investments which were accounted for as non-marketable equity investments:

In September 2018, the Group acquired approximately 2.08% preferred share capital of Beijing Quantum Protection Technology Co., Ltd. (“Beijing Quantum”) for a cash consideration of RMB10,000 and accounted for it as non-marketable equity investment using fair value measurements. As of December 31, 2018, the carrying value of this equity investment was RMB10,000 because Beijing Quantum is a start-up company in its early stage with no readily determinable fair value.

In October 2018, the Group acquired approximately 5% preferred share capital of Shanghai Yi Yang automobile service Co., Ltd. (“Yi Yang”) for a cash consideration of RMB30,000 and accounted for it as non-marketable equity investment using fair value measurements. As of December 31, 2018, the carrying value of its equity investment was RMB30,000 because Yi Yang is a start-up company in its early stage with no readily determinable fair value.

In October 2018, the Group acquired approximately 2% preferred share capital of CDD Holding Limited (“CDD”) for a cash consideration of USD2,000 and accounted for it as non-marketable equity investment using fair value measurements. As of December 31, 2018, the carrying value of its equity investment was USD2,000 because CDD is a start-up company in its early stage with no readily determinable fair value.

In October 2018, the Group acquired approximately 3.99% preferred share capital of EMI Agriculture Technology Inc (“EMI”) for a cash consideration of USD2,000 and accounted for it as non-marketable equity investment using fair value measurements. As of December 31, 2018, the carrying value of its equity investment was USD2,000 respectively because EMI is a start-up company in its early stage with no readily determinable fair value.

As of December 31, 2018, the carrying value of the rest of non-marketable equity investments were RMB19,049.

Fair value measurement

(m) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, quality assurance receivable, loans receivable, accounts receivable, contract assets, financial guarantee derivative, payable to platform customers, quality assurance payable, short-term borrowings and other liabilities. As of December 31, 2017 and 2018, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, payable to platform customers, short-term borrowings and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.

The quality assurance receivable is measured using the contractual amounts due from borrowers, taking into account an expected rate of default. Due to the short term nature of the contributions, no discount factor was applied. Subsequently, the carrying value approximates fair value due to the short term nature of the receivable.

The quality assurance payable is measured by taking into account the expected payout rate and incorporating a markup margin.

On a recurring basis, the Group measures its short-term investments, financial guarantee derivative and contract assets at fair value. Since the contract assets net derivative asset does not have quoted price in active markets, they are valued using valuation model. Management is responsible for determining the fair value.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2017

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,958,910	—	1,958,910
Investments
—available-for-sale securities	—	—	3,377	3,377

Total Assets	—	1,958,910	3,377	1,962,287

Financial guarantee derivative liabilities	—	—	215,770	215,770

Total Liabilities	—	—	215,770	215,770

December 31, 2018

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB

Assets
Short-term investments
—wealth management products	—	1,694,660	—	1,694,660
Investments
—non-marketable equity investments	—	—	86,501	86,501
Financial guarantee derivative assets	—	—	56,287	56,287

Total Assets	—	1,694,660	142,788	1,837,448

The Group values its wealth management products held in certain bank accounts and some of its non-marketable equity investments using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2017 and 2018.

Changes in fair value measurement categorized within Level 3 of the fair value hierarchy are analyzed each period for changes in estimates or assumptions.

Level 3 Valuation Techniques

Level 3 financial assets and liabilities consist of financial guarantee derivatives, available-for-sale securities and non-marketable equity investments for which determination of fair value requires significant judgment and estimation. Changes in fair value are recorded in the consolidated statement of comprehensive income (loss).

The fair value of available-for-sale securities were measured using an income approach determined by the Company. As the investee is a private company, the fair value is estimated based on significant inputs that market participants would consider, which mainly include revenue growth rate, operating margin, discount rate and other factors that may affect such fair value estimation.

Non-marketable equity investments measured at cost minus impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or a similar investment of the same issuer. As most of the investees of the non-marketable equity investments are start-up companies in very early stage, no fair value adjustment were made to non-marketable equity investments as of December 31, 2018 as there were no observable price change.

The Group uses the discounted cash flow model to value financial guarantee derivatives at inception and subsequent valuation dates. The Group analyzes the fair value of this derivative by first defining the cash flows associated with the derivative and then considers the assumptions used in determining the cash flows from a market participant’s perspective. This discounted cash flow model incorporates assumptions such as the expected default rates, discount rates, as well as early repayment rates. The expected default rate is determined based on the historical performance of loans with similar tenure and of similar credit worthiness and adjusted by the inputs that other market participants would use. Aside from the expected default rate, the Group has also considered the discount rate and early repayment rate in determining the fair value of the financial guarantee derivatives. As the term of the loans are short and the market interest rate is relatively stable, the discount rate and early repayment rate assumptions does not have a significant impact on the fair value of the derivative. Changes in the fair value are recorded in fair value change of financial guarantee derivatives in the Group’s consolidated statements of Comprehensive Income (Loss).

The following table sets forth the significant unobservable inputs used for fair value measurement of financial guarantee derivatives:

	As of December 31,
	2017	2018
Expected default rate	0.68% - 14.21%	0.46% - 12.37%

Please refer to Note 2(u) for the movement and gain of financial guarantee contracts and related derivatives.

Loans receivable, net

(n) Loans receivable, net

Loans receivable represents loan originated by the Group and the consolidated trusts (Note 4), which is due from the borrowers. The Group has the intent and the ability to hold such loans for the foreseeable future or until maturity or payoff. Loans receivable are recorded at unpaid principal balances, net of allowance for loan losses that reflects the Company’s best estimate of the amounts that will not be collected. The loans receivable portfolio consists of personal loans with the term period ranging from 1 month to 36 months.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.

The Group writes-off the loans receivable and the related allowance when management determines that full repayment of a loan is not probable. The primary factor in making such determination is the potential recoverable amounts from the delinquent debtor.

Interest income and interest expense related to the loans originated by the Group

(o) Interest income and interest expense related to the loans originated by the Group

The Group has originated and held loans. The majority of the loans originated and held by the Group in 2016 were held by Shanghai Hepai Investment Management Co., Ltd (“Hepai”). Hepai was a subsidiary of Beijing Paipairongxin until it was disposed of on September 30, 2016. Prior to its disposition, Hepai sold alternative investment products that paid investors expected rate of return for a specified period of time. Hepai used the funds received from the sale of the alternative investment products to originate loans from the Group’s online consumer marketplace. Cash receipts from loan repayment were used to pay the alternative investment products liability at maturity.

Subsequently, the Group, through consolidated trust plans (See Note 4), WOFEs and consolidated subsidiaries of VIEs, originate and hold loans.

Interest on loans receivable is accrued based on the contractual interest rates of the loan as earned. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

As the primary beneficiary of the trusts, the Group incorporated the trust plans and recorded return of the other trust parties into interest expense. The interest expense is accrued based on the expected rate of return during the contractual term of the alternative investment products and the trusts.

The interest income, interest expense, and loan provision losses in the consolidated statement of comprehensive income (loss) related to the loans originated by the Group recorded for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income	59,980	46,975	316,193
Less: Interest expense	(18,191)	(15,598)	(60,085)

Net interest income	41,789	31,377	256,108
Less: Provision for loan losses	(34,705)	(46,586)	(192,749)

Net interest income (expense) and provision for loan losses	7,084	(15,209)	63,359

Property and equipment, net

(p) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment are depreciated over the estimated useful lives of the assets using the straight-line method taking into account the estimated residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statement of comprehensive income (loss).

Intangible assets

(q) Intangible assets

Intangible assets that have indefinite useful life primarily include micro-lending license, factoring license, financial leasing license and financing guarantee license as of December 31, 2018. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. No impairment on intangible assets with indefinite useful life was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Goodwill

(r) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Impairment of long-lived assets other than goodwill

(s) Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets. No impairment of long-lived assets was recognized for the years ended December 31, 2016, 2017 and 2018.

Guarantee and quality assurance fund payable and receivable

(t) Quality assurance payable and receivable

The Company provides quality assurance to investors of its online consumer finance platform and institutional funding partners in the form of various quality assurance programs and, in the case of certain institutional funding partners, direct guarantee. Borrowers may elect to, or in certain circumstances, are required to make contributions to the quality assurance programs, in addition to the transaction fee and payments of loan principal and interest. The quality assurance contribution is maintained in a segregated restricted cash bank account or managed by Sino Guarantee. This contribution, which is a certain percentage of the principal amount, is determined at the time of the loan application based on the borrower’s credit score. The contribution does not change over time after the loan is matched and must be paid in its entirety even if the loan is pre-paid. If a borrower who has contributed to the quality assurance programs is delinquent on an installment of principal and interest of a loan, the Group will withdraw an amount from the quality assurance program to repay the delinquent installment of principal and interest to the corresponding investors. Investors can decide if they want to invest in single loans that are protected by the quality assurance programs. The quality assurance contributions are not refundable, including if there is no loan default. If the Group were to wind down its online consumer finance marketplace and there were no investors with outstanding loans, the Company would be entitled to the remaining funds in the restricted cash account, if any.

The Group is required to record its obligation associated with all quality assurance obligation in accordance with ASC Topic 460, Guarantees. Accordingly, the liabilities are measured at their fair value at inception. For quality assurance program, default payments to investors are capped at the quality assurance account balance at any point in time. The Group is not obligated to pay default loans in the event no funds are available in the quality assurance account. Once the investors are paid for a borrower’s default, any future principal and interests recovered are contributed into the quality assurance account. For direct guarantee to institutional funding partners, default payments are not capped and the Group is obligated to compensate the institutional funding partners in the event of any default.

The quality assurance obligations are comprised of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. In accordance with ASC 460-10-25-2 and ASC 460-10-30-3, the non-contingent and contingent aspect of the financial guarantee must both be considered at initial measurement. Each institutional funding partner or individual investor has a contract with the Group that specifies its ability to collect from either the Group or the quality assurance programs. Therefore, an individual contract is considered to be the unit of account for purposes of applying ASC Topic 460. Therefore, the liability recorded based on ASC Topic 460 is determined on a loan by loan basis and is reduced as the Group is released from the underlying risk, i.e., as the loan is repaid by the borrower or when the institutional funding partner or investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined based on historical default rates, representing the obligation to make future payouts from the Group itself or quality assurance programs, measured using the guidance in ASC Topic 450, Contingencies. The ASC Topic 450 contingent component is determined on a loan by loan basis, but considers the actual and expected performance of the pool when estimating the contingent liability. As each guarantee is a separate unit of account that has a contingent component pursuant to ASC Topic 450, the contingent component pertains only to the loan covered by the guarantee. However, the contingent liability recorded under ASC Topic 450 would take into consideration the performance of the overall pooled loan basis, including the cap, if any, imposed on the specific pool, as such data will inform the likelihood of payout on an individual contract basis.

Subsequent to initial recognition, the quality assurance obligations are measured at the greater of the amount determined based on ASC Topic 460 and the amount determined based on ASC Topic 450. ASC Topic 460 does not prescribe a method for subsequently measuring and recording the non-contingent guarantee liability. As stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. As the risk is reduced as each payment is made, a systematic and rational amortization method based on when the payments are made may be appropriate. If there is no difference between the ASC Topic 460 component and ASC Topic 450 component, no gain or loss is recorded.

As the risk of the guarantee liability is reduced, it is recognized into the income statement by a systematic and rational amortization method, e.g. over the term of the loan, within the “gain from the quality assurance” line item of the income statement. For the years ended December 31, 2016, 2017 and 2018, the amount of gains recorded were RMB100.0 million, RMB5.9 million and RMB510.9 million (US$74.3 million), respectively.

A quality assurance receivable is recognized at loan inception at its fair value on a loan-by-loan basis. The fair value is estimated based on the contractual amounts of quality assurance contribution from the borrowers, taking into account the expected default rate. The receivable is determined to be collectible at loan inception because at this point in time, the borrower has committed to pay the full amount over the life of the loan, and is also contractually obligated to pay the full amount even if he or she prepays the loan. By taking into account the risk of default in the fair value estimate, the receivable the Group records is representative of what is deemed to be collectible. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment to any individual underlying loan of the quality assurance receivable. If the carrying amounts of the quality assurance receivable exceeds the expected collections, an impairment loss is recorded for the quality assurance receivable not recoverable.

On a loan-by-loan basis, the Group determines the guarantee fee or quality assurance contributions required from a borrower based on the estimated loss rate of the loans. In estimating the loss rate of the loans, the underlying risk profile and historical loss experience are taken into consideration. The Group gathers information to assess each borrower’s risk profile and assigns a mirror grade, determined using the Group’s proprietary Magic Mirror Model. These borrowers are then grouped based on Magic Mirror score for which the Group develops an estimated default rate based on actual historical loss experience of each Magic Mirror score. An ultimate loss rate is estimated for each loan based on this method, with a risk premium added based on different Magic Mirror score. The Group regularly reviews the borrower’s risk profile, actual loss rate of each product line and Magic Mirror score and relevant market dynamics to ensure the ultimate loss rate is kept up-to-date.

Investors who invested in loans for which the borrower elected to participate in the quality assurance programs bear their own financial risk and may suffer a loss if the restricted cash balance plus the subsequent quality assurance contributions are exhausted by quality assurance payments which are made on a first-loss basis. Payouts from the quality assurance account are made to investors when a borrower delinquent in repaying an installment of principal and interest in the order of default date until the restricted cash balance is reduced to nil, even though there may still be investors protected by quality assurance programs. Amounts recovered from the defaulted borrower will be remitted to replenish the portion of the quality assurance programs used to repay the investors. The following table sets forth the Group’s quality assurance obligations movement activities for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
Opening balance	125,651	473,704	2,062,844
Fair value of newly written quality assurance obligation	634,899	3,318,432	5,313,489
Release of quality assurance payable upon repayment	(386,304)	(2,506,141)	(4,049,457)
Contingent liability	293,269	2,527,209	3,380,930
Payouts during the year	(1,122,039)	(4,812,797)	(7,889,277)
Recoveries during the year	928,228	3,062,437	5,000,850

Ending balance	473,704	2,062,844	3,819,379

The following table sets forth the Group’s quality assurance receivables movement activities for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
Opening balance	115,484	286,812	1,152,769
Fair value of newly written quality assurance obligation	634,899	3,318,432	5,313,489
Quality assurance obligation contribution received from borrowers	(470,497)	(2,479,428)	(4,244,259)
Gain from quality assurance	6,926	26,953	(157,633)

Ending balance	286,812	1,152,769	2,064,366

As of December 31, 2017 and 2018, the amounts of maximum potential future payment the Group would be required to make were RMB1,220,980 and RMB2,780,797, respectively.

Financial guarantee derivative

(u) Financial guarantee derivative

For investors who invest in loans without the quality assurance protection through certain Investment Programs (Note 2(v)) from which the investors are entitled to an expected return, they participate in a separate investor reserve fund program. Investors subscribing to these investment programs make contributions to the corresponding investor reserve funds. Under this type of investment program, any surplus gains, less 0.1% of the principal amount invested, are contributed to the investor reserve funds, while the 0.1% of the principal amount invested is paid to the Group.

Similar to the quality assurance obligation, the Group maintains a separate dedicated restricted cash account for each of these investment programs. Such funds are maintained solely for the benefit of the investors who invested in loans through the Investment Programs. In general, the investor reserve fund covers underperformance to the extent there are available funds, i.e., it protects investors from not only loan defaults, but also an investment program performing below its stated expected rate of return, which may be due to either a decline in market interest rates during the program’s term, or an inability to timely match repayments with new loans. Payouts will be made from the corresponding investor reserve funds to make up the gap between the actual return and the stated expected rate of return. The capital used for investment purposes in such programs is generated with the cash flows from the borrowers’ monthly repayments of principal and interest. The investor reserve funds are maintained separately and are used to compensate investors in the event of a program’s underperformance. The investor reserve funds are funded upon a program’s maturity, and are capped at a certain percentage of the total funding of each investment program. If an individual investment program underperforms, the Group will use the investor reserve fund to make up for the shortfall, which is paid out upon maturity of the program. An investor who participates in this program is entitled to coverage by the investor reserve fund for the duration he or she participates in the program.

In order to determine the accounting method used, the Group considered the criteria of the scope exception under ASC 815-10-15-58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non-payment both at inception and throughout its term either through direct legal ownership or through a back-to-back arrangement. However, as the investor reserve fund does not solely reimburse investors for failure of the borrower to satisfy required payment obligations, but also to reimburse shortfalls due to underperformance of the investment programs, the scope exception under ASC 815-10-15-58(a) is not met. Therefore, these contracts are accounted for as a derivative under ASC Topic 815, Derivatives and Hedging, and should be recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value.

Derivative assets and liabilities within the scope of ASC Topic 815 are required to be recorded at fair value at inception and re-measured at fair value on an ongoing basis in accordance with ASC Topic 820, Fair Value Measurement. Therefore, the financial guarantee derivative will be subsequently marked to market at the end of each reporting period with gains and losses recognized as fair value change of financial guarantee derivative. Based on the valuation methodology and the significant unobservable inputs used for fair value measurement described in Note 2(l), the Group may have day one gain on the financial guarantee derivatives associated with the investor reserve funds program because the investors are willing to pay a premium above the expected default rate for a guarantee return. The Group evaluate the financial guarantee derivatives on a portfolio basis rather than individual basis, as the investor reserve fund are considered as a pool to make up the gap between the actual return and the stated expected rate of return.

If there are changes to the expected defaults of loans and expected performance of the investment programs, the Group records these resulting adjustments to the “fair value change of financial guarantee derivatives” line item within “other income (expense)” on the consolidated statement of comprehensive income (loss). Upon the maturity of an investment program, any cumulative gain or loss will be reclassified to the “realized gain or loss from financial guarantee derivatives” line item within “other income (expense).” That is, whenever cash flows occur upon maturity, the fair value changes are reclassified within the income statement and recorded as realized gain or loss.

In October 2017, along with the termination of investment program with flexible investment periods, the remaining restricted cash amounting to approximately RMB45,567 were transferred from restricted cash to cash and cash equivalents, as the company was released from the obligation to compensate the investors should the flexible term investment programs under-perform.

The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2016, 2017 and 2018.

	For the years ended December 31,
	2016	2017	2018
Opening balance	20,638	167,291	(215,770)
Initial recognition of and change in fair value of ongoing investor reserve arrangements	178,652	(213,958)	114,813
Settlement upon maturity of investor reserve arrangements	(31,999)	(169,103)	157,244

Ending balance	167,291	(215,770)	56,287

As of December 31, 2017, given the deterioration of performance of investor reserve fund investment programs, the investor reserve fund is expected to be dissolved upon maturity of the investment programs. The Group reverses all the gains recorded historically amounting to RMB213,958. As the expected payout to compensate the investors exceeds the funds available in the investor reserve fund, additional provision outside the Group’s obligation related to the investor reserve fund is recognized as a reduction of revenue amounting to RMB107,660. In 2018, the Group experienced improved loan performance and the actual default rate was lower than previously expected. As a result, a reversal amounting to RMB68,619 was made to the discretionary payment provision. Please refer to Note 2(v) for details.

Revenue recognition

(v) Revenue recognition

The Group engages primarily in operating an online consumer finance marketplace by providing an online platform which matches borrowers with both individual investors, institutional funding partners and assisting facilitation of loans to investors on certain third-party online platforms (collectively referred to as “investors”). The Group determines that it is not the legal lender and legal borrower in the above process. Therefore, the Group does not record loan receivable and payable arising from the loans between investors and borrowers on its balance sheets. Revenue comprises the fair value of the consideration received or receivable for the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”).

On January 1, 2018, the Company adopted the revenue standard using the modified retrospective transition method to those contracts which were not completed as of January 1, 2018. Results for periods beginning after January 1, 2018 are presented under ASC Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with historic accounting under ASC Topic 605.

Upon initial adoption, the Group recognized the cumulative effect of initially applying the revenue standard as an increase of approximately RMB176.5 million, net of tax, to the opening balances of retained earnings. These adjustments primarily arose from the timing of revenue recognition for transaction fees collected in monthly instalments related to our loan products being recognized earlier under ASC Topic 606. The table below sets forth the cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 due to the adoption of ASC Topic 606.

	Balance at December 31, 2017	Adjustments due to ASC Topic 606	Balance at January 1, 2018
Assets
Accounts receivable	17,773	154,168	171,941
Deferred tax assets	128,361	(33,303)	95,058
Contract assets	—	53,084	53,084

Liabilities
Deferred revenue	265,094	(265,094)	—
Contract liabilities	—	262,549	262,549

Shareholders’ Deficit
Accumulated deficit	(2,398,984)	176,494	(2,222,490)

The table below sets forth the impact to the consolidated statement of comprehensive income as a result of adoption of ASC Topic 606:

	For the year ended December 31, 2018
	As reported	Amounts without adoption of ASC Topic 606	Effect of change
Loan facilitation service fees	2,919,234	2,141,565	777,669
Post-facilitation service fees	922,797	773,116	149,681
Other Revenue	376,915	793,188	(416,273)

	4,218,946	3,707,869	511,077

Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Group recognizes revenue by applying the following five steps:

(i)	identify the contract with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to performance obligations in the contract; and

(v)	recognize revenue when (or as) performance obligations are satisfied.

Revenue recognition policies for each type of services under ASC Topic 606 are discussed as follows:

Revenue from Single Loans

The Group determines its customers to be both investors and borrowers. In 2018, the Group charges a transaction fee as part of the borrowers’ monthly repayment. Under certain circumstances, in addition to the loan transaction fee, borrowers pay a monthly contribution to the quality assurance, which provides a protection mechanism to investors who subscribe to these loans. In accordance with the relevant guidance in ASC Topic 606, the amounts associated with the quality assurance is within the scope of ASC Topic 460 and should be accounted for in accordance with the provisions of that Topic. The services not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC Topic 606 and the applicable revenue recognition guidance. The Group considers loan facilitation services (covering matching of investors to borrowers and facilitating the execution of loan agreement between investors and borrowers) and post-facilitation services (covering cash processing services and collection services) as two distinctive performance obligations in accordance with ASC Topic 606. The transaction price is first allocate to the guarantee and quality assurance program, if any, which is recorded at fair value in accordance with ASC Topic 460. Then the remaining considerations are allocated to the loan facilitation and post-facilitation services using their relative standalone selling prices. The Group does not have observable standalone selling price for the loan facilitation services or post-facilitation services because it does not provide loan facilitation services or post-facilitation services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors.

The transaction price allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the consideration allocated to post-facilitation services is recognized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed.

In additional to transaction fee, the Group also receives fees on future events, such as collection fees. For loans with no quality assurance protection, collection is considered a separate performance obligation and therefore collection fee is allocated to this specific performance obligation. For loans with quality assurance protection, as the quality assurance will compensate the investors should the borrowers are delinquent, the collection fee is considered a variable consideration for the loan facilitation and post-facilitation performance obligations and therefore is included in the total transaction price which is allocated to these two performance obligation based on their relative standalone selling price. The collection fee is only probable of not reserving upon successful collection and as such is not included in the transaction price until then.

For certain loans facilitated by institutional funding partners, the processing and account management services are provided by the respective institutional funding partners. As these loans are typically covered by quality assurance programs or are guaranteed directly by the Group, no substantial post-facilitation services are provided. Therefore, the transaction price after consideration of the fair value of guarantee is allocated to the loan facilitation performance obligation which is recognized upon successful matching.

Revenue from Investment Programs

For investment programs that only fund loans protected by the quality assurance, the loan transaction fees and monthly contribution to the quality assurance paid by the borrowers are the same as those discussed under “Revenue from Single Loans” above. In addition, the Group charges the surplus gain, i.e., the actual rate of return exceeds the stated expected rate of return in the investment program agreement, as investment program management fee. The investment program management fee is a separate fee charged to investors in a separate contract and therefore is allocate specifically to the investment management performance obligation. The Group determines that the “probable of not reserving” threshold is met for surplus gain and therefore surplus gain is included in the transaction price upon the effective of investment program. The Group estimates the surplus gain on a monthly basis for the duration of an investment program to monitor the expected outcome of the portfolio and the amount is recognized over the term of the investment program as the investor simultaneously receives and consumes the benefits provided by the Company’s performance throughout the term of the investment program.

Incentives

To expand its market presence, attract new investors and increase activity level on our platform, the Group will occasionally provide incentives to potential investors at its sole discretion. The Group provides the following types of incentives:

•

When a loan is successfully matched during the relevant incentive program period, the investor receives a cash incentive, either provided upfront as a one-time contribution to the loan investment amount (effectively reducing the amount an investor has to fund in cash for a loan, while still being entitled to repayment of the entire stated principal balance) or on a monthly basis over the term of the loan as additional interest. These cash incentives are considered a reduction of transaction price.

•

In certain other circumstances, the Group may provide a cash incentive to a new potential investor upon signing up as a new user on the platform, without a requirement for the potential investor to fund a loan. This is considered a type of marketing expense to attract potential investors to the platform, and is recorded as expense, rather than a reduction of transaction price.

Other revenue

Other than the collection fees charged for certain loans and investment management fee for investment programs, other revenue primarily includes service fees charged to borrowers for transfer of loans on the secondary loan market.

Revenue disaggregation analysis

The following table set forth the Group’s operating revenue from different service type:

	For the year ended December 31,
	2017		2018
	With quality assurance program	Without quality assurance program	With quality assurance program	Without quality assurance program
Loan facilitation service fees	1,467,806	1,375,481	2,404,178	515,056
Post-facilitation service fees	348,489	320,330	678,518	244,279
Other revenue
- investment management fee	24,789	—	208,471	—
- others	258,470	208,141	54,734	113,710
Changes in expected discretionary payment to IRF investors	—	(107,660)	—	68,619

	2,099,554	1,796,292	3,345,901	941,664

Contract balances

Contract assets represent the Group’s right to consideration in exchange for facilitation and post-facilitation service that the Company has transferred to the customer before payment is due. Contract liabilities represent the Group’s obligation to transfer facilitation and post-facilitation service to the customer due to received payment. The timing of revenue recognition, scheduled payments, and cash collections results in contract assets and contract liability.

Practical expedient and exemptions

The Group generally expenses sales commission when incurred for loans with a term for one year or less. These costs are recorded within sales and marketing expenses.

The Group does not disclose the value of unsatisfied performance obligation as most of the loans facilitated through its platform with an original term of one year or less.

Expected discretionary payment to investor reserve fund investors

In relation to investor reserve fund, the Group records approximately RMB107,660 as of December 31, 2017 in provision for expected discretionary payment to investors in investment programs protected by investor reserve fund investor as a reduction of revenue as such compensation is deemed beyond its legal obligations. For the year ended December 31, 2018, the Group made in total RMB39,041 payment under such provision. As of December 31, 2018, considering the improved loan performance observed and decrease in expected default rate for remaining IRF investment programs, the Group reversed the provision amounting to RMB68,619.

Revenue Recognition Under ASC Topic 605

Consistent with the criteria of ASC 605 “Revenue Recognition” (“ASC 605”), the Group recognizes revenue when the following four revenue recognition criteria are met:

(i)	Persuasive evidence of an arrangement exists;

(ii)	Delivery has occurred or services have been provided;

(iii)	The selling price is fixed or determinable; and,

(iv)	Collectability is reasonably assured.

Revenue recognition policies for each type of service are discussed as follows:

Revenue from Single Loans

The Group charges fees at the inception of the loan, which are deducted from the amount that borrowers receive from investors, for facilitating loan origination (covering matching of investors to borrowers and facilitating the execution of loan agreement between investors and borrowers) and for providing ongoing monthly services (covering cash processing services and collection services) (“non-contingent fee”). The Group generally collects the entire amount relating to loan facilitation and post-facilitation services as one combined fee, and these amounts are allocated to the two deliverables based on their relative fair values.

The Group considers the loan facilitation services and post-facilitation services as multiple deliverable arrangements. Although the Group does not sell these services separately, the Group determined that all deliverables have standalone value. Thus, all non-contingent fees are allocated among loan facilitation services and post-facilitation services. The Group does not have vendor specific objective evidence of selling price for the loan facilitation service and the post-facilitation service because the Group does not provide these services separately. Third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees our competitors charge for these services. Since neither vendor-specific objective evidence nor third-party evidence is available, the Group generally uses its best estimate of selling prices of the different deliverables as the basis for allocation. When estimating the selling prices, the Group considers the cost related to such services, profit margin, customer demand, effect of competition on services, and other market factors. The non-contingent fee allocated to loan facilitation is recognized as revenue upon execution of loan agreements between investors and borrowers; the non-contingent fees allocated to post-origination services are deferred and amortized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed. In instances where the loan transaction fee is not collected entirely upfront but over time, the amount allocated to each deliverable is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions. As the remaining portion of the loan transaction fee is collected and becomes non-contingent, the Group will allocate the amount between the two deliverables.

In December 2017, to comply with a series of regulatory requirements, the Group discontinued upfront fee collection. Instead, the transaction fee is collected in monthly installments. In accordance with ASC 605-30-5, The Group determines that the transaction fee is only allocable to the two deliverables when the fee is collected.

In addition to the loan transaction fees, the Group also receives fees which are contingent on future events, such as loan collection fees and fees related to loan transfers on the Group’s secondary loan market. These contingent fees are not recognized until the contingencies are resolved and the fees become fixed and determined, which also coincide with when the services are performed and collectability is reasonably assured. These fees are classified within Other Revenue in the consolidated statement of comprehensive income (loss).

Under certain circumstances, in addition to the loan transaction fee, borrowers pay a monthly contribution to the quality assurance fund, which provides a protection mechanism to investors who subscribe to these loans. In accordance with the relevant guidance in ASC 605, Revenue Recognition, the amounts associated with the quality assurance fund is within the scope of another Topic (ASC 460, Guarantees) and should be accounted for in accordance with the provisions of that Topic. The deliverables not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC 605 and the applicable revenue recognition guidance. The fair value of the guarantee associated with the quality assurance fund is recorded under ASC 460, with the remaining amount of consideration accounted for under ASC 605.

Revenue from Investment Programs

For investment programs that only fund loans that are protected by the quality assurance fund, the loan transaction fees and monthly contribution to the quality assurance fund paid by the borrowers are the same as those discussed under “Revenue from Single Loans” above. In addition, under this type of investment program, if there is any surplus gain, i.e., the actual rate of return exceeds the stated expected rate of return in the investment program agreement, this is recognized as an investment program management fee in other revenue upon maturity of such program, when the amount becomes fixed and determinable.

Incentives

To expand its market presence, attract new investors and increase activity level on our platform, the Group will occasionally provide incentives to potential investors at its sole discretion. The Group provides the following types of incentives:

•

When a loan is successfully matched during the relevant incentive program period, the investor receives a cash incentive, either provided upfront as a one-time contribution to the loan investment amount (effectively reducing the amount an investor has to fund in cash for a loan, while still being entitled to repayment of the entire stated principal balance) or on a monthly basis over the term of the loan as additional interest. These cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50.

•

In certain other circumstances, the Group may provide a cash incentive to a new potential investor upon signing up as a new user on the platform, without a requirement for the potential investor to fund a loan. This is considered a type of marketing expense to attract potential investors to the platform, and is recorded as expense, rather than a reduction of revenue.

Other revenue

Other revenue includes collection fees charged to borrowers, management fees charged to investors for certain investment programs, service fees charged to borrowers for transfer of loans on the secondary loan market and other fees charged to our customers.

Deferred revenue

Deferred revenues are derived from loan contracts with borrowers and contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are from the borrower advance of facilitation services fee Deferred revenues represent the unamortized balance of facilitation service fee paid by borrowers, and the deferred revenues are amortized on a straight-line basis through the service period.

Origination and servicing expenses

(w) Origination and servicing expenses

Origination and servicing expenses primarily consist of salaries and benefits of employees who facilitate loan origination, perform risk pricing, debt-collection service, customer service, data processing and data analysis.

Origination and servicing expenses-related party consist of expenses for data collection service provided by PPcredit, a related party of the Group. (See Note 11)

Sales and marketing expenses

(x) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and online marketing promotion expenses. Advertising and online marketing expenses, amounting to approximately RMB349,421, RMB779,737 and RMB702,508 for the years ended December 31, 2016, 2017 and 2018, respectively, are charged to the consolidated statements of comprehensive income (loss) as incurred.

General and administrative expenses

(y) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, rental, professional service fees and other expenses. General and administrative expenses include research and development expenditures, amounting to RMB114,648, RMB164,869 and RMB317,965 and share based compensation expenses, amounting to RMB nil, RMB106,152 and RMB50,319 for the years ended December 31, 2016, 2017 and 2018, respectively.

Share-based compensation

(z) Share-based compensation

The Group follows ASC Topic 718, which requires all share-based payments to employees and directors, including grants of employee stock options, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. Under ASC Topic 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost is not recorded for that number of awards.

In accordance with ASC Topic 718, the Group recognize share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with services conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost is accrued if it is probable that a performance condition will be achieved.

Operating leases

(aa) Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays, the Group records the total expenses on a straight-line basis over the lease term.

Government grants and subsidy income

(ab) Government grants and subsidy income

The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the consolidated statement of comprehensive income (loss) in the period the cash is received. The government grants received by the Group amounting to RMB6,436, RMB1,682 and RMB53,739 for the years ended December 31, 2016, 2017 and 2018, respectively.

Taxation

(ac) Taxation

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income (loss) in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expenses.

Earnings (loss) per share

(ad) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

(ae) Segment reporting

The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and therefore, the Group only has one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Treasury shares

(af) Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. The treasury shares account includes nil and 46,301,000 ordinary shares mainly for the purpose of exercise of share-based compensation plans as of December 31, 2017 and 2018, respectively.

Statutory reserves

(ag) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary’s registered capital. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended December 31, 2016, 2017 and 2018, appropriations to the general reserve amounted to RMB15,662, RMB39,428 and RMB200,916, respectively.

Recently issued accounting standards
(ah)	Recently issued accounting standards

Adoption of new accounting standards

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts with Customers (Topic 606), which will be effective January 1, 2018. The guidance clarifies that revenue from contracts with customers should be recognized in a manner that depicts both the likelihood of payment and the timing of the related transfer of goods or performance of services. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10), May (ASU 2016-12), and December (ASU 2016-20) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for this amendment is the same as those for the new revenue guidance. The Group adopted this guidance on January 1, 2018 using modified retrospective method. Please refer to Note 2(v) for detail information.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10)-Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amends guidance related to certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The Group adopted this guidance on January 1, 2018 using modified retrospective method. Please refer to Note 2(l) for detail information.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address the diversity in the classification and presentation of changes in restricted cash in the statement of cash flows, by requiring entities to combine the changes in cash and cash equivalents and restricted cash in one line. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash in the statement of cash flows. Additionally, if more than one line item is recorded on the balance sheet for cash and cash equivalents and restricted cash, a reconciliation between the statement of cash flows and balance sheet is required. The guidance is effective for interim and annual periods beginning on or after December 15, 2017 using a retrospective transition method and early adoption is permitted. The Group adopted this guidance on January 1, 2018 using retrospective method to all periods presented in the consolidated statement of cash flows. Upon adoption the restricted cash balances are now included within beginning and ending cash, cash equivalents and restricted cash in the Group’s consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805)-Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This update is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted. The Group adopted this guidance on January 1, 2018 with no material impact on the consolidated financial statements

In February 2017, the FASB issued ASU 2017-05, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (“ASU 2017-05”), which clarifies that a financial asset is within the scope of Subtopic 610-20 if it meets the definition of an in substance nonfinancial asset. The amendments in this update also clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. This update is effective for fiscal years beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption is permitted but only as of fiscal years beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group adopted this guidance on January 1, 2018 with no material impact on the consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation—Stock compensation (Topic 718): Scope of modification accounting” to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. ASU 2017-09 is effective prospectively for all companies for annual periods beginning on or after December 15, 2017, and early adoption is permitted. The Group adopted this guidance on January 1, 2018 with no material impact on the consolidated financial statements.

New accounting standards not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires lessees to put most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The new standard is effective for interim and annual periods beginning after December 15, 2018 and early adoption is permitted. In July 2018, the FASB issued ASU 2018-10, “Codification Improvements to Topic 842, Leases” which clarifies the use of rate implicit in the lease and requirements of lease reclassification reassessment. Further in July, 2018, FASB issued ASU 2018-11, “Leases (Topic 842): Targeted improvements” which provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Group will adopt this new guidance in the first quarter of 2019. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements and associated disclosure.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued an amendment (ASU 2018-19): Codification Improvements to Topic 326, Financial Instruments—Credit Losses, to align the implementation date for nonpublic entities’ annual fiscal statements with the implementation date for their interim financial statements and clarify the scope of the guidance in the amendments in ASU 2016-13. The Group is currently evaluating the impact of these guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of good will which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group has not early adopted this guidance. The Group is currently evaluating the impact of this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure framework – changes to the disclosure requirements for fair value measurement” which modifies the disclosure requirements on fair value measurements in Topic 820 Fair Value Measurement. It also requires to add disclosures relating to changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. ASU 2018-13 is effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The Group is currently evaluating the impact of this guidance on its consolidated financial statements.